Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of composition of assets, grouped by major classification
	December 31,
	2 0 2 1	2 0 2 0
	U.S. dollars in thousands
Computers and electronic equipment	$1,977	$1,902
Office furniture and equipment	157	157
Vehicles	87	109
Leasehold improvements	27	27
	2,248	2,195
Less - accumulated depreciation and amortization	(2,073)	(2,036)
	$175	$159

Schedule of property and equipment by geographical location
	December 31,
	2 0 2 1	2 0 2 0
	U.S. dollars in thousands
Israel	$62	$63
Romania	67	83
Germany	46	13

Total	$175	$159